Transactions with related parties - Statements of comprehensive Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Included in voyage expenses (including related party)
Charter hire commissions	$ 970	$ 987
Included in general and administrative expenses (including related party)
Executive services fee	289	291
Administrative services fee	60	60
Management fees-related party
Management fees	$ 3,361	$ 3,281